Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Summary of Loss Before Provision (Benefit) For Income Taxes

The UK and foreign components of the Company’s loss before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2024	2023	2022
UK	$(38,759)	$928	$(137,973)
Foreign	(27,499)	(84,228)	(45,307)
Loss before income taxes	$(66,258)	$(83,300)	$(183,280)

Summary of Components of The Provision For Income Taxes

The components of the Company’s income tax expense consisted of the following (in thousands):

	Year Ended December 31,
	2024	2023	2022
Current:
UK	$(1,736)	$(1,260)	$—
Foreign	(1,497)	(4,524)	(1,827)
Current tax expense	(3,233)	(5,784)	(1,827)
Deferred:
UK	5,464	—	—
Foreign	(2,740)	444	113
Deferred tax benefit	2,724	444	113
Total	$(509)	$(5,340)	$(1,714)

Summary of Reconciliation Between Effective Tax Rate On Income From Continuing Operations

Reconciliation between the effective tax rate on loss from continuing operations and the statutory tax rate is as follows:

	Year Ended December 31,
	2024	2023	2022
UK provision at statutory rate	25.0%	23.5%	19.0%
Expenses not deductible for tax purposes	1.5	(3.8)	3.4
Return to provision	0.6	(2.0)	—
Foreign rate difference	0.3	0.9	7.7
Change in valuation allowance	(28.2)	(25.0)	(31.1)
Effective tax rate	(0.8)%	(6.4)%	(1.0)%

Summary of Components Of Deferred Tax Assets And Liabilities

The Company’s deferred income tax assets and liabilities as of December 31, 2024, and 2023 are as follows (in thousands):

	December 31,	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carry forward	$98,852	$95,150
Property and equipment	(74)	(74)
Stock-based compensation	154,631	140,906
Other	12,777	—
Deferred tax assets before valuation allowance	266,186	235,982
Valuation allowance	(244,310)	(216,988)
Deferred tax assets, net of valuation allowance	21,876	18,994
Deferred tax liabilities:
Outside basis difference	2,308	1,911
Intangible assets	32,178	32,418
Deferred tax liabilities	34,486	34,329
Net deferred tax liabilities	$(12,610)	$(15,335)